Fixed and Pledged Deposits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Statement [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	1.65%
Tenure of fixed deposits	180 days
Top of range [member]
Statement [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	1.80%
Tenure of fixed deposits	365 days